Consulting/Employment Agreement	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015
Consulting/Employment Agreement

Note 6 – Consulting/Employment Agreement

On July 19, 2013, the Company entered into a consulting agreement with Kris Finstad to serve as the Company’s CEO and related services. Such agreement was a month-to-month agreement that was subject to termination at any time prior by either of the parties. The agreement called for monthly payments of $30,000. On July 19, 2014, the Company entered into an employment agreement with Mr. Finstad which terminates June 30, 2016. The agreement calls for monthly payments of $30,000 and Mr. Finstad is eligible to earn an annual bonus. After the initial term, the agreement shall be automatically renewed for successive one year periods unless terminated by either party on at least 60 days written notice prior to the end of the then-current term. As of June 30, 2015 and March 31, 2015 there was an accrued and unpaid balance due to Mr. Finstad of $357,162 and $267,162, respectively, under the employment agreement. As of the date of this Quarterly Report, the employment agreement remains in place.

Content Checked Inc [Member]
Consulting/Employment Agreement

Note 3 – Consulting/Employment Agreement

On July 19, 2013, the Company entered into a consulting agreement with Kris Finstad to serve as the Company’s CEO and related services. Such agreement was a month-to-month agreement that was subject to termination at any time prior by either of the parties. The agreement called for monthly payments of $30,000. On July 19, 2014, we entered into an employment agreement with Mr. Finstad which terminates June 30, 2016. The agreement calls for monthly payments of $30,000 and Mr. Finstad is eligible to earn an annual bonus. After the initial term, the agreement shall be automatically renewed for successive one year periods unless terminated by either party on at least 60 days written notice prior to the end of the then-current term. For the period ended March 31, 2015 and 2014 had an accrued and unpaid balance due to Mr. Finstad of $267,162 and $82,276, respectively. As of date, the services called for under the agreement had not yet been completed and the agreement was still in place.